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                  [LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP]


May 5, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:  Schwab Annuity Portfolios
     File Nos. 33-74534 and 811-8314
     -------------------------------


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectuses dated April 30, 1999 for the Schwab Money Market Portfolio, Schwab S&P 500 Portfolio and Schwab MarketTrack Growth Portfolio II and the Statement of Additional Information also dated April 30, 1999 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 10 filed electronically on April 22, 1999.

Please do not hesitate to contact me at (215) 963-5187 should you have any questions.

Sincerely,


/s/ John H. Grady, Jr.

John H. Grady, Jr.